Document and Entity Information - USD ($)	12 Months Ended
	Jan. 31, 2023	Apr. 21, 2023	Jul. 31, 2022
Document Information [Line Items]
Document Type	10-K
Document Annual Report	true
Document Transition Report	false
Document Period End Date	Jan. 31, 2023
Entity File Number	1-4488
Entity Registrant Name	MESABI TRUST
Entity Incorporation, State or Country Code	NY
Entity Tax Identification Number	13-6022277
Entity Address, Address Line One	1 Columbus Circle, 17th Floor
Entity Address, Address Line Two	Mail Stop: NYC01-1710
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	904
Local Phone Number	271-2520
Title of 12(b) Security	Units of Beneficial Interest in Mesabi Trust
Trading Symbol	MSB
Security Exchange Name	NYSE
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding		13,120,010
Entity Public Float			$ 357,507,409
Current Fiscal Year End Date	--01-31
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Central Index Key	0000065172
Amendment Flag	false
Auditor Name	Baker Tilly US, LLP
Auditor Firm ID	23
Auditor Location	Minneapolis, Minnesota